STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

	2014		2013
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	426,000	$1.04	70,500	$1.35
Granted during the period	2,427,000	1.32	475,500	1.00
Exercised during the period	—	—	—	—
Terminated during the period	(508,000)	1.35	(120,000)	1.08
Outstanding at end of the period	2,345,000	$1.26	426,000	$1.04
Exercisable at end of the period	177,171	$1.13	35,834	$1.09

Common stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

	2014	2013
	Number	Number
Outstanding at beginning of the period	650,002	180,000
Granted during the period	545,455	675,000
Vested during the period	(316,665)	(151,664)
Terminated during the period	(40,000)	(53,334)
Unvested at end of the period	838,792	650,002

Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

	2014		2013
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	3,460,000	$1.00	—	$—
Granted during the period	5,809,346	1.26	3,460,000	1.00
Exercised during the period	—	—	—	—
Terminated during the period	—	—	—	—
Outstanding at end of the period	9,269,346	$1.16	3,460,000	$1.00
Exercisable at end of the period	9,269,346	$1.16	3,460,000	$1.00